Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income/(loss)	$ 104,361	$ (462,333)
operating activities:
Depreciation	0	588
Loss on Disposal of Computer Equipment	1,436	0
Note Payable Converted into Shares	0	2,000
Value of Shares returned for services not performed	(98,000)	374,000
Changes in Assets and Liabilities:
(Increase)/Decrease in Accounts Receivable	(703)	17,377
(Increase) in Interest Receivable--Related Party	(13,144)	(10,654)
Decrease in Prepaid and Other Current Assets	76,167	27,283
(Decrease) in Accruals and Other Payables	1,454	6,290
(Decrease) in Accounts Payable	(9,452)	(4,046)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	62,119	(49,495)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Convertible Note Payable	0	50,000
Principal Reduction on Convertible Note Payable--shares issued	0	(2,000)
Payoff of Convertible Note Payable	(36,000)	0
Principal Payments Made on line of Credit	(17,028)	(16,370)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(53,028)	31,630
NET INCREASE IN CASH AND
CASH EQUIVALENTS	9,091	(17,865)
CASH AND CASH EQUIVALENTS:
Beginning of Period	27,603	76,448
End of Period	36,694	58,583
CASH PAID DURING THE PERIOD FOR:
Interest	4,853	2,635
Taxes	0	0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Shares of Common Stock Returned for Consulting Services not Performed	(98,000)	0
Shares of Common Stock Issued for Prepaid Consulting Services	0	18,000
Stock Issued for Consulting Services/Employee Bonus	$ 0	$ 356,000